POLEN GROWTH FUND
Portfolio of Investments
July 31, 2021
(Unaudited)
	Number of Shares	Values
COMMON STOCKS — 96.5%
Credit Services — 12.1%
Mastercard, Inc., Class A	1,407,257	$ 543,116,767
PayPal Holdings, Inc.*	1,536,980	423,484,099
Visa, Inc., Class A	2,334,034	575,082,637
		1,541,683,503
Diagnostics & Research — 2.4%
Illumina, Inc.*	619,529	307,131,502
Drug Manufacturers - Specialty & Generic — 4.1%
Zoetis, Inc.	2,547,695	516,417,777
Entertainment — 2.4%
Netflix, Inc.*	600,457	310,778,529
Financial Data & Stock Exchanges — 1.6%
MSCI, Inc.	339,278	202,196,117
Footwear & Accessories — 2.3%
NIKE, Inc., Class B	1,713,683	287,059,039
Healthcare Plans — 2.9%
UnitedHealth Group, Inc.	884,522	364,617,659
Information Technology Services — 6.4%
Accenture PLC, Class A	1,581,030	502,261,611
Gartner, Inc.*	1,162,766	307,819,043
		810,080,654
Internet Content & Information — 19.7%
Airbnb, Inc., Class A*	597,062	85,982,899
Alphabet, Inc., Class A*	127,698	344,086,092
Alphabet, Inc., Class C*	361,117	976,612,037
Facebook, Inc., Class A*	3,089,810	1,100,899,303
		2,507,580,331
Internet Retail — 4.3%
Amazon.com, Inc.*	163,223	543,139,223
	Number of Shares	Values
COMMON STOCKS — (Continued)
Medical Devices — 6.8%
Abbott Laboratories	5,050,083	$ 610,959,041
Align Technology, Inc.*	360,300	250,696,740
		861,655,781
Medical Instruments & Supplies — 2.1%
Intuitive Surgical, Inc.*	266,827	264,548,297
Restaurants — 2.7%
Starbucks Corp.	2,867,718	348,226,997
Software - Application — 11.3%
Autodesk, Inc.*	1,330,566	427,284,660
salesforce.com, Inc.*	2,377,582	575,208,413
ServiceNow, Inc.*	743,996	437,387,808
		1,439,880,881
Software - Infrastructure — 15.4%
Adobe, Inc.*	1,456,878	905,639,071
Microsoft Corp.	3,697,044	1,053,324,806
		1,958,963,877
TOTAL COMMON STOCKS (Cost $6,584,750,808)		12,263,960,167
TOTAL INVESTMENTS - 96.5% (Cost $6,584,750,808)		12,263,960,167
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.5%		439,133,874
NET ASSETS - 100.0%		$12,703,094,041

*	Non-income producing.
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GLOBAL GROWTH FUND
Portfolio of Investments
July 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 94.3%
Australia — 2.1%
CSL Ltd.	69,127	$ 14,716,493
France — 2.6%
LVMH Moet Hennessy Louis Vuitton SE	22,524	18,034,232
Germany — 9.0%
adidas AG	34,199	12,412,652
SAP SE	180,738	25,937,968
Siemens Healthineers AG	383,133	25,294,971
		63,645,591
Ireland — 7.3%
Accenture PLC, Class A	122,151	38,804,930
ICON PLC*	51,946	12,636,903
		51,441,833
Switzerland — 3.2%
Nestle SA, Registered Shares	175,771	22,257,825
United States — 70.1%
Abbott Laboratories	305,772	36,992,297
Adobe, Inc.*	73,266	45,544,344
Align Technology, Inc.*	26,664	18,552,811
Alphabet, Inc., Class C*	20,872	56,446,654
Amazon.com, Inc.*	8,371	27,855,256
Aon PLC, Class A	84,481	21,967,595
Autodesk, Inc.*	92,483	29,699,066
Automatic Data Processing, Inc.	53,320	11,177,472
	Number of Shares	Value
COMMON STOCKS — (Continued)
United States — (Continued)
Estee Lauder Cos., Inc. (The), Class A	38,335	$ 12,797,373
Facebook, Inc., Class A*	99,098	35,308,617
Mastercard, Inc., Class A	78,327	30,229,522
Microsoft Corp.	219,075	62,416,658
NIKE, Inc., Class B	102,510	17,171,450
PayPal Holdings, Inc.*	68,302	18,819,250
Starbucks Corp.	205,738	24,982,765
Visa, Inc., Class A	115,009	28,337,068
Zoetis, Inc.	75,022	15,206,959
		493,505,157
TOTAL COMMON STOCKS (Cost $452,340,075)		663,601,131
TOTAL INVESTMENTS - 94.3% (Cost $452,340,075)		663,601,131
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.7%		39,921,838
NET ASSETS - 100.0%		$703,522,969

*	Non-income producing.
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN INTERNATIONAL GROWTH FUND
Portfolio of Investments
July 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 91.4%
Argentina — 1.2%
MercadoLibre, Inc.*	3,916	$ 6,143,029
Australia — 2.9%
CSL Ltd.	68,455	14,573,430
Canada — 1.2%
Shopify, Inc., Class A*	4,179	6,268,207
China — 7.7%
Alibaba Group Holding Ltd., SP ADR*	99,695	19,459,467
Tencent Holdings Ltd.	321,120	19,366,152
		38,825,619
France — 8.7%
Dassault Systemes SE	244,490	13,486,622
Kering SA	12,717	11,408,923
LVMH Moet Hennessy Louis Vuitton SE	23,467	18,789,261
		43,684,806
Germany — 15.5%
adidas AG	79,214	28,751,010
SAP SE	146,678	21,049,969
Siemens Healthineers AG	433,566	28,624,628
		78,425,607
Ireland — 22.9%
Accenture PLC, Class A	78,231	24,852,424
Experian PLC	453,747	19,976,582
ICON PLC*	179,934	43,772,544
Medtronic PLC	207,314	27,222,401
		115,823,951
Mexico — 1.0%
Wal-Mart de Mexico SAB de CV	1,506,951	4,964,564
	Number of Shares	Value
COMMON STOCKS — (Continued)
Netherlands — 3.6%
ASML Holding NV	23,590	$ 18,031,835
Spain — 2.3%
Amadeus IT Group SA*	173,012	11,346,268
Sweden — 4.8%
Evolution AB	139,822	24,329,063
Switzerland — 5.3%
Nestle SA, Registered Shares	62,588	7,925,498
Temenos AG, Registered Shares	119,351	18,958,729
		26,884,227
United Kingdom — 8.0%
Bunzl PLC	259,151	9,600,825
Sage Group PLC (The)	2,205,184	21,494,774
Unilever PLC	161,351	9,285,998
		40,381,597
United States — 6.3%
Aon PLC, Class A	123,220	32,040,897
TOTAL COMMON STOCKS (Cost $358,623,868)		461,723,100
TOTAL INVESTMENTS - 91.4% (Cost $358,623,868)		461,723,100
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.6%		43,581,871
NET ASSETS - 100.0%		$505,304,971

*	Non-income producing.
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMALL COMPANY GROWTH FUND
Portfolio of Investments
July 31, 2021
(Unaudited)
	Number of Shares	Values
COMMON STOCKS — 96.7%
Capital Markets — 3.1%
Houlihan Lokey, Inc.	52,300	$ 4,659,930
Consulting Services — 4.2%
Exponent, Inc.	57,734	6,182,734
Diagnostics & Research — 4.1%
Medpace Holdings, Inc.*	34,641	6,094,738
Health Information Services — 6.3%
Progyny, Inc.*	97,356	5,421,756
Simulations Plus, Inc.	81,281	3,835,650
		9,257,406
Household & Personal Products — 2.5%
Helen of Troy Ltd.*	16,754	3,742,676
Insurance - Diversified — 5.0%
Goosehead Insurance, Inc., Class A	61,470	7,388,079
Insurance - Specialty — 4.9%
Trupanion, Inc.*	62,489	7,187,485
Internet Retail — 8.8%
Etsy, Inc.*	19,358	3,552,386
Revolve Group, Inc.*	136,298	9,487,704
		13,040,090
Leisure — 4.5%
YETI Holdings, Inc.*	69,507	6,695,609
Medical Care Facilities — 3.5%
AMN Healthcare Services, Inc.*	51,848	5,213,835
Recreational Vehicles — 8.4%
Fox Factory Holding Corp.*	52,187	8,430,288
Malibu Boats, Inc., Class A*	47,659	3,987,152
		12,417,440
	Number of Shares	Values
COMMON STOCKS — (Continued)
Restaurants — 5.5%
Wingstop, Inc.	47,206	$ 8,086,860
Software - Application — 21.2%
Alarm.com Holdings, Inc.*	58,640	4,880,021
Appfolio, Inc., Class A*	38,263	5,418,041
Duck Creek Technologies, Inc.*	124,412	5,465,419
Globant SA*	27,395	6,551,788
Olo, Inc., Class A*	144,675	5,073,752
Paylocity Holding Corp.*	18,792	3,898,588
		31,287,609
Software - Infrastructure — 14.7%
Altair Engineering, Inc., Class A*	54,338	3,790,619
Blackline, Inc.*	55,470	6,345,213
Endava PLC, SP ADR*	62,262	8,008,139
Qualys, Inc.*	35,320	3,587,099
		21,731,070
TOTAL COMMON STOCKS (Cost $101,915,170)		142,985,561
TOTAL INVESTMENTS - 96.7% (Cost $101,915,170)		142,985,561
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.3%		4,934,832
NET ASSETS - 100.0%		$147,920,393

*	Non-income producing.
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND
Portfolio of Investments
July 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 97.7%
Australia — 11.8%
Cochlear Ltd.	5,840	$ 1,056,567
Pro Medicus Ltd.	17,846	762,867
Technology One Ltd.	163,562	1,136,864
Temple & Webster Group Ltd.*	125,710	1,103,864
		4,060,162
Canada — 8.6%
Altus Group Ltd.	24,188	1,138,441
Kinaxis, Inc.*	7,630	989,894
TMX Group Ltd.	7,619	836,710
		2,965,045
Denmark — 5.5%
Netcompany Group A/S	15,385	1,900,647
Finland — 5.0%
Musti Group Oyj	42,080	1,736,916
Germany — 10.5%
CompuGroup Medical SE & Co. KGaA	14,223	1,141,393
CTS Eventim AG & Co. KGaA*	23,880	1,622,530
Scout24 AG	10,058	861,310
		3,625,233
Italy — 3.6%
Amplifon SpA	25,047	1,236,935
Japan — 14.4%
Benefit One, Inc.	18,000	592,720
Cybozu, Inc.	55,700	1,218,719
Kakaku.com, Inc.	52,100	1,421,766
Smaregi, Inc.*	26,615	1,752,736
		4,985,941
South Korea — 6.2%
Douzone Bizon Co. Ltd.	13,740	1,000,484
Koh Young Technology, Inc.	52,975	1,126,813
		2,127,297
	Number of Shares	Value
COMMON STOCKS — (Continued)
Sweden — 8.1%
Cellavision AB	15,800	$ 832,178
Thule Group AB (The)	24,785	1,251,368
Vitrolife AB	12,750	726,337
		2,809,883
United Kingdom — 19.7%
Auto Trader Group PLC*	133,430	1,208,896
Endava PLC, SP ADR*	18,007	2,316,061
Fevertree Drinks PLC	32,862	1,092,165
GB Group PLC	90,688	1,096,690
HomeServe PLC	82,764	1,075,642
		6,789,454
Uruguay — 4.3%
Globant SA*	6,252	1,495,228
TOTAL COMMON STOCKS (Cost $26,522,511)		33,732,741
TOTAL INVESTMENTS - 97.7% (Cost $26,522,511)		33,732,741
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%		788,844
NET ASSETS - 100.0%		$34,521,585

*	Non-income producing.
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GLOBAL EMERGING MARKETS GROWTH FUND
Portfolio of Investments
July 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 97.3%
Argentina — 2.3%
MercadoLibre, Inc.*	347	$ 544,339
Brazil — 3.2%
Raia Drogasil SA	154,700	751,186
Cambodia — 2.1%
NagaCorp Ltd.	670,000	492,266
China — 26.8%
Alibaba Group Holding Ltd.*	38,200	932,949
ANTA Sports Products Ltd.	48,000	1,045,026
Autohome, Inc., ADR	8,320	376,896
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	96,274	498,829
NetEase, Inc.	61,200	1,217,282
Ping An Healthcare and Technology Co. Ltd.*	41,000	383,617
TAL Education Group, ADR*	14,000	84,980
Tencent Music Entertainment Group, ADR*	55,496	586,593
Tingyi Cayman Islands Holding Corp.	458,000	825,737
Zhejiang Supor Co. Ltd., Class A	42,605	342,087
		6,293,996
Hong Kong — 1.1%
Vitasoy International Holdings Ltd.	92,000	258,470
India — 19.0%
Bajaj Auto Ltd.	11,770	606,616
Britannia Industries Ltd.	13,280	611,898
Colgate-Palmolive India Ltd.	58,700	1,345,691
HDFC Bank Ltd.	31,250	601,381
Titan Co. Ltd.	30,580	705,850
United Spirits Ltd.*	69,470	599,346
		4,470,782
Mexico — 4.2%
Fomento Economico Mexicano SAB de CV	114,200	995,408
Netherlands — 3.6%
Prosus NV	9,580	854,713
	Number of Shares	Value
COMMON STOCKS — (Continued)
Russia — 10.5%
Mail.Ru Group Ltd., GDR*	34,180	$ 707,216
Yandex NV, Class A*	26,113	1,773,856
		2,481,072
Singapore — 5.1%
Karooooo Ltd.*	31,836	1,189,075
South Africa — 3.9%
Discovery Ltd.*	30,850	247,621
Mr Price Group Ltd.	44,740	665,699
		913,320
Taiwan — 4.3%
momo.com, Inc.	6,000	334,704
President Chain Store Corp.	67,000	672,973
		1,007,677
Thailand — 0.9%
Home Product Center PCL	533,500	216,142
Vietnam — 10.3%
Mobile World Investment Corp.	175,000	1,252,252
Phu Nhuan Jewelry JSC	217,300	906,876
Vietnam Dairy Products JSC	67,400	252,823
		2,411,951
TOTAL COMMON STOCKS (Cost $24,351,963)		22,880,397
TOTAL INVESTMENTS - 97.3% (Cost $24,351,963)		22,880,397
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%		634,013
NET ASSETS - 100.0%		$23,514,410

*	Non-income producing.
ADR	American Depository Receipt
GDR	Global Depository Receipt
JSC	Joint Stock Company
PCL	Public Company Limited

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMID COMPANY GROWTH FUND
Portfolio of Investments
July 31, 2021
(Unaudited)
	Number of Shares	Values
COMMON STOCKS — 97.5%
Aerospace & Defense — 2.2%
HEICO Corp.	3,130	$ 423,333
Building Products & Equipment — 3.2%
Trex Co., Inc.*	6,260	607,846
Capital Markets — 2.8%
Houlihan Lokey, Inc.	5,945	529,699
Consulting Services — 2.5%
Exponent, Inc.	4,475	479,228
Diagnostics & Research — 3.3%
Medpace Holdings, Inc.*	3,595	632,504
Health Information Services — 2.6%
Progyny, Inc.*	8,825	491,464
Household & Personal Products — 2.1%
Helen of Troy Ltd.*	1,815	405,453
Information Technology Services — 7.6%
CDW Corp.	3,475	637,141
EPAM Systems, Inc.*	1,440	806,112
		1,443,253
Insurance - Diversified — 2.9%
Goosehead Insurance, Inc., Class A	4,630	556,480
Insurance - Specialty — 3.5%
Trupanion, Inc.*	5,667	651,818
Internet Retail — 7.7%
Etsy, Inc.*	5,293	971,318
Farfetch Ltd., Class A*	9,665	484,410
		1,455,728
Recreational Vehicles — 3.9%
Fox Factory Holding Corp.*	4,600	743,084
Restaurants — 3.8%
Wingstop, Inc.	4,165	713,506
	Number of Shares	Values
COMMON STOCKS — (Continued)
Software - Application — 38.5%
Alarm.com Holdings, Inc.*	6,070	$ 505,145
Appfolio, Inc., Class A*	3,190	451,704
Aspen Technology, Inc.*	5,320	778,103
Duck Creek Technologies, Inc.*	10,260	450,722
Dynatrace, Inc.*	16,615	1,061,200
Fair Isaac Corp.*	1,185	620,833
Globant SA*	3,160	755,746
Olo, Inc., Class A*	11,081	388,611
Paycom Software, Inc.*	1,815	726,000
Trade Desk, Inc. (The), Class A*	10,010	819,919
Tyler Technologies, Inc.*	1,470	724,181
		7,282,164
Specialty Business Services — 3.1%
Copart, Inc.*	3,940	579,180
Specialty Industrial Machinery — 2.8%
Generac Holdings, Inc.*	1,255	526,297
Specialty Retail — 5.0%
RH*	1,410	936,353
TOTAL COMMON STOCKS (Cost $16,480,029)		18,457,390
TOTAL INVESTMENTS - 97.5% (Cost $16,480,029)		18,457,390
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%		465,589
NET ASSETS - 100.0%		$18,922,979

*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GROWTH FUNDS
Notes to the Quarterly Portfolio of Investments July 31, 2021
(Unaudited)
A. Portfolio Valutation:
Portfolio Valuation – The Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen International Small Company Growth Fund, Polen Global Emerging Markets Growth Fund and Polen U.S. SMID Company Growth Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

POLEN GROWTH FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
July 31, 2021
(Unaudited)
The following is a summary of the inputs used, as of July 31, 2021, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 07/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Assets
Investments in Securities*	$12,263,960,167	$12,263,960,167	$—	$—
Polen Global Growth Fund
Assets
Common Stocks
Australia	$14,716,493	$—	$14,716,493	$—
France	18,034,232	—	18,034,232	—
Germany	63,645,591	—	63,645,591	—
Ireland	51,441,833	51,441,833	—	—
Switzerland	22,257,825	—	22,257,825	—
United States	493,505,157	493,505,157	—	—
Total Assets	$663,601,131	$544,946,990	$118,654,141	$—
Polen International Growth Fund
Assets
Common Stocks
Argentina	$6,143,029	$6,143,029	$—	$—
Australia	14,573,430	—	14,573,430	—
Canada	6,268,207	6,268,207	—	—
China	38,825,619	19,459,467	19,366,152	—
France	43,684,806	—	43,684,806	—
Germany	78,425,607	—	78,425,607	—
Ireland	115,823,951	95,847,369	19,976,582	—
Mexico	4,964,564	4,964,564	—	—
Netherlands	18,031,835	—	18,031,835	—
Spain	11,346,268	—	11,346,268	—
Sweden	24,329,063	—	24,329,063	—
Switzerland	26,884,227	—	26,884,227	—
United Kingdom	40,381,597	—	40,381,597	—
United States	32,040,897	32,040,897	—	—
Total Assets	$461,723,100	$164,723,533	$296,999,567	$—
Polen U.S. Small Company Growth Fund
Assets
Investments in Securities*	$142,985,561	$142,985,561	$—	$—
Polen International Small Company Growth Fund
Assets
Common Stocks
Australia	$4,060,162	$—	$4,060,162	$—
Canada	2,965,045	2,965,045	—	—
Denmark	1,900,647	—	1,900,647	—

POLEN GROWTH FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
July 31, 2021
(Unaudited)
Funds	Total Value at 07/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Finland	$1,736,916	$—	$1,736,916	$—
Germany	3,625,233	1,141,393	2,483,840	—
Italy	1,236,935	—	1,236,935	—
Japan	4,985,941	—	4,985,941	—
South Korea	2,127,297	—	2,127,297	—
Sweden	2,809,883	1,558,515	1,251,368	—
United Kingdom	6,789,454	5,580,558	1,208,896	—
Uruguay	1,495,228	1,495,228	—	—
Total Assets	$33,732,741	$12,740,739	$20,992,002	$—
Polen Global Emerging Markets Growth Fund
Assets
Common Stocks
Argentina	$544,339	$544,339	$—	$—
Brazil	751,186	751,186	—	—
Cambodia	492,266	—	492,266	—
China	6,293,996	1,048,469	5,245,527	—
Hong Kong	258,470	—	258,470	—
India	4,470,782	—	4,470,782	—
Mexico	995,408	995,408	—	—
Netherlands	854,713	—	854,713	—
Russia	2,481,072	1,773,856	707,216	—
Singapore	1,189,075	1,189,075	—	—
South Africa	913,320	913,320	—	—
Taiwan	1,007,677	334,704	672,973	—
Thailand	216,142	—	216,142	—
Vietnam	2,411,951	906,876	1,505,075	—
Total Assets	$22,880,397	$8,457,233	$14,423,164	$—
Polen U.S. SMID Company Growth Fund
Assets
Investments in Securities*	$18,457,390	$18,457,390	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

POLEN GROWTH FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded) July 31, 2021
(Unaudited)
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
For the period ended July 31, 2021, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.